Other Current Assets	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

NOTE 7 – OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2017	December 31, 2016
Deferred IPO costs *	$603,709	$-
Prepaid expenses	143,539	111,483
	$747,248	$118,483

* Direct IPO costs incurred by the Company attributable to its IPO of ordinary shares in the U.S. have been deferred and recorded in other current assets and will be charged against the gross proceeds received from such offering.